Note 13 - Lease Liabilities and Other Loans (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of borrowings and finance lease liabilities [text block]
	As of December 31,
	2022	2023
Non-current lease liabilities	$4,723	$6,776
Non-current interest-bearing loans	-	-
Total non-current lease liabilities and other loans	4,723	6,776
Current lease liabilities	2,840	3,659
Current interest-bearing loans	146	-
Other current loans	126	111
Total current lease liabilities and other loans	3,112	3,770
Total lease liabilities and other loans	$7,836	$10,545

Disclosure of lease amounts included in financial statements [text block]
	As of December 31,
	2022	2023
Right-of-use assets:
Office properties (Note 10)	$6,307	$6,343
Equipment (Note 10)	1,157	3,713
Total right-of-use assets	$7,464	$10,056
Lease liabilities:
Non-current lease liabilities	$4,723	$6,776
Current lease liabilities	2,840	3,659
Total lease liabilities	$7,564	$10,434
	Year ended December 31,
	2022	2023
Depreciation expense of right-of-use assets classified as property	$2,047	$1,664
Depreciation expense of right-of-use assets classified as equipment	1,636	1,971
Interest expense (included in finance expense)	242	356
Expense relating to short-term leases (included in other operating expenses)	2,609	1,254
Foreign exchange (gain) loss	(103)	196
Total lease-related expenses	$6,431	$5,441

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	Non-current lease liabilities	Non-current interest-bearing loans	Current lease liabilities	Current interest- bearing loans	Other current loans	Total
As of January 1, 2022	$1,925	$155	$3,449	$7,784	$194	$13,508
Net cash flows	(353)	(9)	(3,484)	(301)	(68)	(4,216)
Change in credit facility	-	-	-	(7,483)	-	(7,483)
New, modified and disposed leases	3,075	-	2,812	-	-	5,887
Interest expense	154	-	88	-	-	242
Foreign exchange (gain) loss	(78)	-	(24)	-	-	(103)
Other changes (1)	-	(146)	-	146	-	-
As of December 31, 2022	4,723	-	2,840	146	126	7,836
Net cash flows	(1,647)	-	(2,260)	(146)	(15)	(4,068)
New, modified and disposed leases	3,310	-	2,915	-	-	6,225
Interest expense	243	-	113	-	-	356
Foreign exchange (gain) loss	146	-	50	-	-	196
As of December 31, 2023	$6,776	$-	$3,659	$-	$111	$10,545